Note 9 - Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB

Business and other tax payables	56,589	58,970
Refundable deposits from employees and agents	23,472	30,716
Professional fees (Note i)	45,745	3,372
Accrued expenses to third parties	70,846	33,070
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Advances from third parties	19,282	14,069
Insurance compensation claim payable to customers	875	—
Contributions from members of eHuzhu mutual aid program	25,605	56,890
Others (Note ii)	22,426	36,189
Total	273,458	241,894